Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement of Comprehensive Income [Abstract]
Pension adjustment tax	$ (1,642)	$ 763	$ 674